                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2006
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         K.G. Redding, LLC
                 -------------------------------
   Address:      71 S. Wacker Drive
                 -------------------------------
                 Suite 3400
                 -------------------------------
                 Chicago, IL 60606
                 -------------------------------

Form 13F File Number: 28-10835
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Joseph T. Sommer
         --------------------------------------
Title:   Chief Compliance Officer
         --------------------------------------
Phone:   312-377-8254
         --------------------------------------

Signature, Place, and Date of Signing:

   /s/ Joseph T. Sommer               Chicago, Illinois   February 14, 2007
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:       0

Form 13F Information Table Entry Total: 88

Form 13F Information Table Value Total: $2,725,715

List of Other Included Managers:

None
Joseph T. Sommer
Chief Compliance Officer
KG Redding, LLC
Suite 3400
Chicago, IL 60606
P: 312-377-8254
F: 312-377-8299
Email: Jsommer@Kgredding.com

KG Redding, LLC
FORM 13F
31-Dec-06

                                                                                                  VOTING AUTHORITY
                                                                                                  ----------------
                                    TITLE                   VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER
NAME OF ISSUER                     OF CLASS  CUSIP         (X$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS    SOLE   SHARED  NONE
------------------------------     --------  ---------     --------  -------- ---  ----  -------  --------    ----   ------  ----
AMB Property Corp                  COM       00163T109      12314      210100 SH         Sole                 85500           124600
Acadia Realty Trust                COM       004239109      35136     1404305 SH         Sole                377798          1026507
Alesco Financial Inc               COM       014485106      10986     1026700 SH         Sole                912600           114100
American Financial Realty Trus     COM       02607P305      24716     2160531 SH         Sole                757500          1403031
American Tower Corp                COM       029912201      90326     2422900 SH         Sole                848700          1574200
Apartment Inv & Mgmt Co            COM       03748R101     140576     2509397 SH         Sole                542000          1967397
BioMed Realty Trust Inc            COM       09063H107      22590      789850 SH         Sole                111382           678468
Boston Properties Inc              COM       101121101      52960      473366 SH         Sole                 71700           401666
Brookfield Asset Management In     COM       112585104      10233      212400 SH         Sole                199000            13400
Brookfield Properties Corp         COM       112900105     170175     4326850 SH         Sole               1152200          3174650
Camden Property Trust              COM       133131102      20405      276300 SH         Sole                 38575           237725
DCT Industrial Trust Inc           COM       233153105       4813      407900 SH         Sole                367900            40000
Digital Realty Trust Inc           COM       253868103     124890     3648549 SH         Sole               1014349          2634200
Equity Office Properties Trust     COM       294741103      13806      286600 SH         Sole                   700           285900
Equity One Inc                     COM       294752100      49342     1850779 SH         Sole                485200          1365579
Equity Residential                 COM       29476L107      36438      718000 SH         Sole                  3000           715000
Essex Property Trust Inc           COM       297178105     118525      917018 SH         Sole                242800           674218
Forest City Enterprises Inc -      COM       345550107      20323      348000 SH         Sole                307700            40300
General Growth Properties Inc      COM       370021107     105700     2023737 SH         Sole                391900          1631837
Health Care Property Investors     COM       421915109     135811     3688500 SH         Sole                929400          2759100
Healthcare Realty Trust Inc        COM       421946104      69717     1763200 SH         Sole                347400          1415800
Hilton Hotels Corp                 COM       432848109      26238      751800 SH         Sole                192500           559300
Hongkong Land Holdings Ltd         COM       BMG4587L1       7492     1882300 SH         Sole               1800300            82000
Host Hotels & Resorts Inc          COM       44107P104      24764     1008701 SH         Sole                                1008701
IRSA Investments And Represent     COM       US4500472       6889      407400 SH         Sole                382600            24800
Kilroy Realty Corp                 COM       49427F108      27456      352000 SH         Sole                145200           206800
Longview Fibre Co                  COM       543213102      34971     1593200 SH         Sole                852300           740900
Macerich Company                   COM       554382101      44350      512300 SH         Sole                 88400           423900
Macquarie Infrastructure Co Tr     COM       55607X108       7465      210400 SH         Sole                188500            21900
Nationwide Health Properties I     COM       638620104      71887     2378784 SH         Sole                607300          1771484
Pennsylvania REIT                  COM       709102107      10802      274300 SH         Sole                245700            28600
Plum Creek Timber Co Inc           COM       729251108      72542     1820371 SH         Sole                482800          1337571
Potlatch Corp                      COM       737630103       1170       26700 SH         Sole                                  26700
ProLogis                           COM       743410102     131959     2171448 SH         Sole                387579          1783869
Public Storage Inc                 COM       74460D109        264        2708 SH         Sole                  2708
Resource Capital Corp              COM       76120W302       3390      200000 SH         Sole                179200            20800
SBA Communications Corp            COM       78388J106      48466     1762400 SH         Sole                776700           985700
SL Green Realty Corp               COM       78440X101     206088     1552100 SH         Sole                433000          1119100
Simon Property Group Inc           COM       828806109     215961     2132110 SH         Sole                416846          1715264
Starwood Hotels & Resorts Worl     COM       85590A401      25469      407500 SH         Sole                110400           297100
Sunrise Senior Living Inc          COM       86768K106      23645      769700 SH         Sole                683600            86100
Urstadt Biddle Properties Inc      COM       917286205       1380       72300 SH         Sole                 42800            29500
Vornado Realty Trust               COM       929042109     151146     1244000 SH         Sole                332500           911500
Winthrop Realty Trust              COM       976391102       4887      713500 SH         Sole                639900            73600
BPO Properties Ltd                 COM       05565B101       4608       76800 SH         Sole                 69700             7100
Boardwalk REIT                     COM       096631106      95121     2684700 SH         Sole                890500          1794200
Canadian REIT                      COM       13650J104       2844      105300 SH         Sole                                 105300
Dundee REIT                        COM       265270108      24854      749400 SH         Sole                267900           481500
IPC US REIT                        COM       44981B106       1060       99600 SH         Sole                 94200             5400
Legacy Hotels REIT                 COM       524919107       8025      986450 SH         Sole                794750           191700
RioCan REIT                        COM       766910103      40834     1892100 SH         Sole                                1892100
Dundee REIT                                  265270108       3240       97700 SH         Sole                                  97700
Prologis European Properties       COM       LU0100194        224       11300 SH         Sole                 11300
Societe Immobiliere de Locatio     COM       FR0000050        301        2000 SH         Sole                  2000
Unibail                            COM       FR0000124       3052       12500 SH         Sole                 12500
Vivacon AG                         COM       DE0006048      20273      603972 SH         Sole                590772            13200
Champion REIT                      COM       HK2778034       2103     4350000 SH         Sole               4350000
Hong Kong & Shanghai Hotels        COM       HK0045000       1258      744600 SH         Sole                744600
New World Development Ltd          COM       HK0017000       4099     2036000 SH         Sole               1945600            90400
Star Cruises Ltd                   COM       BMG8437M1       1365     4698000 SH         Sole               4698000
Allco Commercial Real Estate       COM       SG1T07929        554      766000 SH         Sole                766000
CapitaCommercial Trust             COM       SG1P32918      16083     9419000 SH         Sole               9064300           354700
CapitaLand Ltd                     COM       SG1J27887      10432     2581900 SH         Sole               2422800           159100
City Developments Ltd              COM       SG1R89002       3129      378000 SH         Sole                378000
Macquarie International Infras     COM       BMG5759W1        565      880000 SH         Sole                880000
Singapore Land Ltd                 COM       SG1S69002       5498      981000 SH         Sole                981000
Suntec Real Estate Investment      COM       SG1Q52922      16121    13591600 SH         Sole               1.3E+07           163400
Allan Gray Property Trust          COM       ZAE000013       1317     1518097 SH         Sole               1518097
Growthpoint Properties LTD         COM       ZAE000037       1230      700211 SH         Sole                700211
Hospitality Property Fund - A      COM       ZAE000076        204      111880 SH         Sole                111880
Hospitality Property Fund - B      COM       AU000000R        364      181593 SH         Sole                181593
British Land Co PLC                COM       GB0001367       8945      266700 SH         Sole                260400             6300
Great Portland Estates Plc         COM       GB00B01FL       7642      563110 SH         Sole                563110
Land Securities Group PLC          COM       GB0031809        755       16600 SH         Sole                 12100             4500
Shaftesbury Plc                    COM       GB0007990       1469       95719 SH         Sole                 95719
Slough Estates Plc                 COM       GB0008141       4773      310500 SH         Sole                310500
Unitech Corporate Parks PLC        COM       IM00B1HWL       6374     3465300 SH         Sole               3465300
Equity Swap Contract dtd 09/01               060106283       -207           1 SH         Sole                     1
Equity Swap Contract dtd 10/17               064634686        200           1 SH         Sole                     1
Equity Swap Contract dtd 10/20               0622638          418           1 SH         Sole                     1
Equity Swap Contract dtd 10/23               0622639          727           1 SH         Sole                     1
Equity Swap Contract dtd 10/30               064645351        250           1 SH         Sole                     1
Equity Swap Contract dtd 10/18               069232783        561           1 SH         Sole                     1
NFI Option exp 3/17/07 strike                66994780F        270         562 SH         Sole                   509               53
UT IN Option Exp 07-30-07 Stri                                224       21565 SH         Sole                 21565
UT IN Option Exp 08-01-07 Stri                                208       20000 SH         Sole                 20000
UT IN Warrant Strike 0                       ANN5633D2       2619      252195 SH         Sole                252195
Dundee REIT Convertible Bond                 265270AB4       3271        2978 PRN        Sole                  2646              332
REPORT SUMMARY                            88 DATA RECORDS 2725715             0    OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


Do not save this screen as a text file. This report automatically creates the text file inftable.txt, which meets all SEC filing requirements. For details on the location of this text file, see your 705 Report documentation.